Material accounting policies - Reporting Entity (Details)		12 Months Ended
	Nov. 22, 2023	Dec. 31, 2023 company storage_unit	Oct. 09, 2023 shareholder vessel
Disclosure of detailed information about property, plant and equipment [line items]
Number of companies entity grew out of | company		3
Proportion of ownership interest in subsidiary		100.00%
CMB | Euronav NV
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of ownership interest acquired			0.2612
Proportion of ownership interest in subsidiary	49.05%	49.05%
CMB | CMB.TECH NV
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in subsidiary		100.00%
24 VLCC tankers
Disclosure of detailed information about property, plant and equipment [line items]
Number of shareholders involved in transaction | shareholder			2
Number of vessels sold | vessel			24
FSOs | North Oil Company
Disclosure of detailed information about property, plant and equipment [line items]
Number of floating storage units under service contracts | storage_unit		2